Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of September 2016

Collection Period Start	1-Sep-16	Distribution Date	17-Oct-16
Collection Period End	30-Sep-16	30/360 Days	30
Beg. of Interest Period	15-Sep-16	Actual/360 Days	32
End of Interest Period	17-Oct-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,126,257,618.08	554,441,710.36	505,575,944.05	0.4488990
Total Securities		1,126,257,618.08	554,441,710.36	505,575,944.05	0.4488990
Class A-1 Notes	0.200000%	124,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.730000%	137,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	260,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.120000%	296,000,000.00	245,184,092.28	196,318,325.97	0.6632376
Class A-4 Notes	1.290000%	129,050,000.00	129,050,000.00	129,050,000.00	1.0000000
Certificates	0.000000%	180,207,618.08	180,207,618.08	180,207,618.08	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	48,865,766.31	228,838.49	165.0870483	0.7731030
Class A-4 Notes	0.00	138,728.75	0.0000000	1.0750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	48,865,766.31	367,567.24

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				7,903,252.65
Monthly Interest				2,507,253.27
Total Monthly Payments				10,410,505.92

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				367,504.78
Aggregate Sales Proceeds Advance				16,579,578.78
Total Advances				16,947,083.56

Vehicle Disposition Proceeds:
Reallocation Payments				25,005,806.79
Repurchase Payments				927,459.37
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				10,113,249.63
Excess Wear and Tear and Excess Mileage				235,072.57
Remaining Payoffs				0.00
Net Insurance Proceeds				481,145.94
Residual Value Surplus				330,513.18
Total Collections				64,450,836.96

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	21,712,316.79			1,624
Involuntary Repossession	250,736.00			19
Voluntary Repossession	323,562.00			22
Full Termination	2,709,520.00			192
Bankruptcy	9,672.00			1
Insurance Payoff		473,147.86		28
Customer Payoff			316,505.62	18
Grounding Dealer Payoff	-		5,800,325.37	326
Dealer Purchase	-		2,372,205.27	129
Total	25,005,806.79	473,147.86	8,489,036.26	2,359

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of September 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	31,614	636,136,911.82	7.00000%	554,441,710.36
Total Depreciation Received		(9,089,668.97)		(7,341,359.00)
Principal Amount of Gross Losses	(45)	(826,271.32)		(721,838.99)
Repurchase / Reallocation	(59)	(1,069,591.05)		(927,459.37)
Early Terminations	(1,416)	(24,207,041.12)		(21,188,194.51)
Scheduled Terminations	(1,229)	(21,152,563.10)		(18,686,914.44)
Pool Balance - End of Period	28,865	579,791,776.26		505,575,944.05

Remaining Pool Balance
Lease Payment				79,426,016.38
Residual Value				426,149,927.67
Total				505,575,944.05

III. DISTRIBUTIONS

Total Collections					64,450,836.96
Reserve Amounts Available for Distribution					1,537,319.00
Total Available for Distribution					65,988,155.96

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					333,204.53
3. Reimbursement of Sales Proceeds Advance					15,959,583.12
4. Servicing Fee:
Servicing Fee Due					462,034.76
Servicing Fee Paid					462,034.76
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					16,754,822.41

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					228,838.49

Class A-3 Notes Monthly Interest Paid					228,838.49
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of September 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	138,728.75

Class A-4 Notes Monthly Interest Paid	138,728.75
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	367,567.24
Total Note and Certificate Monthly Interest Paid	367,567.24
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	48,865,766.31

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	48,865,766.31

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	48,865,766.31
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of September 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,631,288.09
Required Reserve Account Amount			16,893,864.27
Beginning Reserve Account Balance			16,893,864.27
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			16,893,864.27
Reserve Fund Draw Amount			1,537,319.00
Deposit of Remaining Available Collections			0.00
Gross Reserve Account Balance			15,356,545.27
Remaining Available Collections Released to Seller			0.00
Total Ending Reserve Account Balance			15,356,545.27

V. POOL STATISTICS

Weighted Average Remaining Maturity			8.18
Monthly Prepayment Speed			107%
Lifetime Prepayment Speed			81%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,123,533.15
Securitization Value of Gross Losses and Casualty Receivables		721,838.99	45
Aggregate Defaulted and Casualty Gain (Loss)		401,694.16
Pool Balance at Beginning of Collection Period		554,441,710.36
Net Loss Ratio
Current Collection Period		0.0725%
Preceding Collection Period		-0.0456%
Second Preceding Collection Period		-0.0267%
Third Preceding Collection Period		-0.0188%

Cumulative Net Losses for all Periods		0.3806%	4,286,633.69

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.85%	4,712,453.90	262
61-90 Days Delinquent	0.19%	1,043,239.66	57
91-120 Days Delinquent	0.07%	397,292.28	23
More than 120 days	0.01%	53,432.77	3
Total Delinquent Receivables:	1.12%	6,206,418.61	345

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.27%	0.26%
Preceding Collection Period		0.31%	0.30%
Second Preceding Collection Period		0.27%	0.26%
Third Preceding Collection Period		0.25%	0.23%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		24,421,836.79	1814
Securitization Value		27,431,463.52	1814
Aggregate Residual Gain (Loss)		(3,009,626.73)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		155,316,092.07	10,476
Cumulative Securitization Value		170,895,730.36	10,476
Cumulative Residual Gain (Loss)		(15,579,638.29)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			32,902,783.98
Reimbursement of Outstanding Advance			15,959,583.12
Additional Advances for current period			16,579,578.78
Ending Balance of Residual Advance			33,522,779.64

Beginning Balance of Payment Advance			936,655.60
Reimbursement of Outstanding Payment Advance			333,204.53
Additional Payment Advances for current period			367,504.78
Ending Balance of Payment Advance			970,955.85

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of September 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No